THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account C
Multi-Fund®, Multi-Fund® Select

Lincoln National Variable Annuity Account L
Group Variable Annuity

Lincoln Life Variable Annuity Account Q
Multi-Fund® Group

Lincoln Life Variable Annuity Account N
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM Product Suite, ChoicePlusSM Design
ChoicePlusSM Rollover, ChoicePlusSM Fusion
ChoicePlusSM Advisory, ChoicePlusSM Signature, Investor Advantage®
Investor Advantage® Fee-Based, Investor Advantage® Advisory
Investor Advantage RIA®, Investor Advantage® RIA Class

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account L
Group Variable Annuity

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM Product Suite, ChoicePlusSM Design
ChoicePlusSM Signature, ChoicePlusSM Fusion
ChoicePlusSM Advisory, Investor Advantage®
Investor Advantage® Fee-Based, Investor Advantage® Advisory

Supplement dated January 22, 2019 to the Prospectus dated May 1, 2018

This supplement outlines changes to certain investment options under your individual annuity contract. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This supplement is for informational purposes and requires no action on your part.

The name of the following fund will be changed effective February 11, 2019. There are no changes to the fees or investment objective. All other information about the fund can be found in the fund's prospectus.
CURRENT FUND NAME	NEW FUND NAME

LVIP Clarion Global Real Estate Fund	LVIP BlackRock Global Real Estate Fund

Please retain this supplement for future reference.